CONTINGENCIES AND OTHER MATTERS (Details Textual) ounce in Millions, $ in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Dec. 31, 2023 MXN ($) ounce $ / Ounce	Dec. 31, 2023 USD ($) ounce $ / Ounce	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2013 CAD ($)	Jun. 30, 2013 USD ($)
Disclosure Of Contingencies And Other Matters [Line Items]
Gains on litigation settlements		$ 93.8
Proceeds from litigation settlement	$ 14.1
Estimated financial effect of contingent assets											$ 81.5	$ 64.3	$ 81.5	$ 64.3
Wheaton Precious Metals International Ltd [Member] | Mexico - San Dimas [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Maximum silver production required to be sold | ounce			6	6
Percent of silver production required to be sold			50.00%	50.00%
Purchase agreement, annual inflation increase, percent			1.00%	1.00%
Tax Assessments By Sat Related To Audits Of 2010 To 2012 Tax Returns									$ 6,070	$ 359.3
Tax assessments by SAT related to audits of 2013 tax return							$ 3,208	$ 189.9
Tax assessments issued by SAT for fiscal 2014 to 2016 for corporate income tax			$ 8,179	$ 484.2
Potential incremental income tax before interest and penalties			$ 5,307	$ 314.2
Silver selling price per ounce | $ / Ounce			4.014	4.014
Minera La Encantada, S.A. de C.V. [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments by SAT related to audits of 2013 tax return									239	14.2
Tax assessments issued by SAT related to fiscal 2014 for corporate income tax					$ 322	$ 19.1
Tax assessments issued by SAT related to fiscal 2015 for corporate income tax					$ 4,051	$ 239.8
Tax Assessments Issued By Sat Related To Fiscal 2016 For Corporate Income Tax.			$ 59	$ 3.5
Corporacion First Majestic, S.A. de C.V. [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments by SAT related to audits of 2013 tax return									$ 761	$ 45.0
San Martin Tax Re-assessments [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments issued by SAT for fiscal 2014 to 2016 for corporate income tax			482	28.5
La Parrilla Tax Re-assessments [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments issued by SAT for fiscal 2014 to 2016 for corporate income tax			506	29.9
Del Toro Tax Re-assessments [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments issued by SAT for fiscal 2014 to 2016 for corporate income tax			483	28.6
CFM Tax Re Assessments [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments issued by SAT for fiscal 2014 to 2016 for corporate income tax			$ 1,449	$ 85.8